Fair Value Measurements - Schedule of Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Marketable securities, fair value	$ 5,776	$ 5,381
Undesignated interest rate cap	22,336
Warrant	4,100
Assets, fair value	32,212	5,381
Liabilities
Derivatives, fair value	658	1,496
Liabilities, fair value	658	1,496
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Marketable securities, fair value	5,776	5,381
Assets, fair value	5,776	5,381
Significant Other Observable Inputs (Level 2) [Member]
Assets
Undesignated interest rate cap	22,336
Assets, fair value	22,336
Significant Unobservable Inputs (Level 3) [Member]
Assets
Warrant	4,100
Assets, fair value	4,100
Liabilities
Derivatives, fair value	658	1,496
Liabilities, fair value	$ 658	$ 1,496